Commitments and Contingencies - Weighted Average (Details)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term (years)	4 years 8 months 12 days	4 years 1 month 6 days
Weighted-average discount rate	2.79%	2.78%